Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Leases [Abstract]
Summary of changes in ROU Assets
The following table summarizes changes in ROU Assets for the year ended December 31, 2019, which have been recorded in property, plant and equipment on the Consolidated Statements of Financial Position:

December 31, 2019
Cost
Balance, January 1, 2019 (1)	$34,983
Additions after January 1, 2019	$33,895
Assets acquired from Tahoe (Note 8)	$8,520
Transfer out	$(16,619)
Balance, December 31, 2019	60,779

Accumulated Depreciation
Balance at January 1, 2019	$(4,780)
Amortization	$(17,674)
Transfer out	$7,465
Balance, December 31, 2019	(14,989)
Carrying Amounts
At January 1, 2019	30,203
At December 31, 2019	$45,790

(1)	Includes $21.4 million in newly recognized ROU assets.

Reconciliation of undiscounted cash flows
The following table presents a reconciliation of the Company's undiscounted cash flows at December 31, 2019 and December 31, 2018 to their present value for the Company's lease obligations:

	December 31, 2019	December 31, 2018
Within one year	$16,221	$5,488
Between one and five years	23,099	1,335
Beyond five years	21,675	—
Total undiscounted lease obligations	60,995	6,823
Less: future interest charges	(19,787)	(147)
Total discounted lease obligations	$41,208	$6,676
Less: current portion of lease obligations	(14,198)	(5,356)
Non-current portion of lease obligations	$27,010	$1,320

Reconciliation of lease commitments
The following table reconciles the Company’s lease commitments disclosed in the consolidated financial statements as at and for the year ended December 31, 2019, to the lease obligations recognized on initial application of IFRS 16:

Operating lease commitments at December 31, 2018	$19,260
Discounted using the incremental borrowing rate at January 1, 2019	$(2,819)
Recognition exemptions for short-term and low-value leases	$(455)
Variable payments not included in lease liabilities	$(233)
Lease obligations recognized at January 1, 2019 related to operating lease commitments at December 31, 2018	$15,753